LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of lease-related assets and liabilities

The following table summarizes the lease-related assets and liabilities recorded on the Company’s Consolidated Balance Sheets:

	Classification	December 31, 2020	December 31, 2019
Assets
Finance lease assets, net	Property and Equipment, net	$104,815	$194,328
Operating lease assets	Operating Lease Right-of-use Assets	121,269	147,148
Total lease assets		$226,084	$341,476
Liabilities
Current:
Finance lease liabilities	Short-term Finance Lease Obligations	$11,460	$92,318
Operating lease liabilities	Short-term Operating Lease Obligations	34,492	30,611
Long-term:
Finance lease liabilities	Long-term Finance Lease Obligations	95,710	105,037
Operating lease liabilities	Long-term Operating Lease Obligations	112,707	141,879
Total lease liabilities		$254,369	$369,845

Summary of obligations under finance leases

The following table provides details of the Company’s obligations under finance and operating leases as of December 31, 2020:

	Finance	Operating Leases
	Leases	Aircraft	Real Estate	Other	Total
2021	$17,572	$38,076	$2,218	$1,675	$41,969
2022	15,460	32,842	1,962	1,561	36,365
2023	15,460	32,592	1,466	659	34,717
2024	25,177	24,476	1,466	—	25,942
2025	12,489	9,630	1,466	—	11,096
Thereafter	52,949	8,222	5,071	—	13,293
Total Minimum Lease Payments	139,107	145,838	13,649	3,895	163,382
Less: Amount Representing Interest	(31,937)	(18,034)	(2,662)	(265)	(20,961)
Present Value of Minimum Lease Payments	107,170	127,804	10,987	3,630	142,421
Plus: Tennant Improvements	—	—	4,778	—	4,778
Less: Short-term Obligations	(11,460)	(30,880)	(2,105)	(1,507)	(34,492)
Long-term Lease Obligations	$95,710	$96,924	$13,660	$2,123	$112,707

Summary of obligations under operating leases

The following table provides details of the Company’s obligations under finance and operating leases as of December 31, 2020:

	Finance	Operating Leases
	Leases	Aircraft	Real Estate	Other	Total
2021	$17,572	$38,076	$2,218	$1,675	$41,969
2022	15,460	32,842	1,962	1,561	36,365
2023	15,460	32,592	1,466	659	34,717
2024	25,177	24,476	1,466	—	25,942
2025	12,489	9,630	1,466	—	11,096
Thereafter	52,949	8,222	5,071	—	13,293
Total Minimum Lease Payments	139,107	145,838	13,649	3,895	163,382
Less: Amount Representing Interest	(31,937)	(18,034)	(2,662)	(265)	(20,961)
Present Value of Minimum Lease Payments	107,170	127,804	10,987	3,630	142,421
Plus: Tennant Improvements	—	—	4,778	—	4,778
Less: Short-term Obligations	(11,460)	(30,880)	(2,105)	(1,507)	(34,492)
Long-term Lease Obligations	$95,710	$96,924	$13,660	$2,123	$112,707

Summary of lease costs related to the Finance and Operating Leases

The following table presents lease costs related to the Company’s Finance and Operating Leases:

		Successor			Predecessor
		Year Ended December 31,		For the Period April 11, 2018 to December 31,	For the Period January 1, 2018 to
	Classification	2020	2019	2018	April 10, 2018
Finance lease cost
Amortization of leased assets	Depreciation and Amortization	$11,948	$13,104	$4,475	$119
Interest on lease liabilities	Interest Expense	8,659	10,741	4,754	293
Operating lease cost
Included in ROU asset—Aircraft	Aircraft Rent(1)	30,717	40,043	33,315	16,177
Included in ROU asset—Other	Ground Handling, Landing Fees and Airport Rent & Other Operating	4,872	5,415	3,832	1,648
Short-term	Aircraft Rent	1,813	5,345	2,622	6,148
Variable—Aircraft	Aircraft Rent(1)	(1,541)	4,520	894	6,004
Variable—Other	Landing Fees & Airport Rentals	1,049	1,345	702	440
Total Lease cost		$57,517	$80,513	$50,594	$30,829
(1)

The years ended December 31, 2020 and 2019, include credits of $14,110 and $20,386, respectively, for the amortization of Over-market Liabilities established at the Acquisition Date. For the 2018 Successor and Predecessor periods, the credits were $17,275 and none, respectively.

Summary of supplemental cash flow information related to leases

The following table presents Supplemental cash flow information related to leases, included in the Consolidated Statements of Cash Flows:

	For the Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows for Operating Leases	$34,576	$50,081
Operating Cash Flows for Finance Leases	$8,659	$10,741
Financing Cash Flows for Finance Leases	$89,697	$8,258

Summary of lease-related terms and discount rates

The table below presents lease-related terms and discount rates related to the Company’s Finance and Operating Leases:

	December 31, 2020		December 31, 2019
Weighted-average remaining lease term
Operating Leases	4.8	years	6.0	years
Finance Leases	8.6	years	6.0	years
Weighted-average discount rates
Operating Leases	6.0%		5.8%
Finance Leases	6.1%		6.0%